Consolidated Statement Of Changes In Equity - USD ($) $ in Millions	Total	Issued and fully paid shares [member]	Shares reserved for employee share plans [member]	Employee benefits reserve [member]	Foreign currency translation reserve [member]	Hedging reserve [member]	Distributable profits reserve [member]	Other reserves [member]	Retained earrings [member]	Equity holders of the parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2020	$ 12,875	$ 9,297	$ (23)	$ 219	$ 793	$ (71)	$ 462		$ 1,398	$ 12,075	$ 800
Profit for the period	2,036								1,983	1,983	53
Other comprehensive income/(loss)	(316)			13		(329)				(316)
Total comprehensive income/(loss) for the period	1,720			13		(329)			1,983	1,667	53
Dividend Reinvestment Plan	112	112								112
Employee share plan purchases	(47)		(47)							(47)
Employee share plan redemptions			40	(40)
Share-based payments (net of tax)	40			40						40
Dividends paid	(471)						(404)			(404)	(67)
Ending balance at Dec. 31, 2021	14,229	9,409	(30)	232	793	(400)	58		3,381	13,443	786
Profit for the period	6,575								6,498	6,498	77
Other comprehensive income/(loss)	(147)				3	(186)		$ 2	34	(147)
Total comprehensive income/(loss) for the period	6,428				3	(186)		2	6,532	6,351	77
Transfers							5,553		(5,553)
Shares purchased for Dividend Reinvestment Plan	(144)		(144)							(144)
Dividend Reinvestment Plan	476	332	144							476
Shares issued for acquisition of BHPP	19,265	19,265								19,265
Replacement employee share plan issued for acquisition of BHPP	18			18						18
Employee share plan purchases	(45)		(45)	0						(45)
Employee share plan redemptions			37	(37)
Share-based payments (net of tax)	65			65						65
Dividends paid	(3,160)						(2,070)		(1,018)	(3,088)	(72)
Transaction costs associated with the issue of shares	(5)	(5)								(5)
Ending balance at Dec. 31, 2022	37,127	29,001	(38)	278	796	(586)	3,541	2	3,342	36,336	791
Profit for the period	1,722								1,660	1,660	62
Other comprehensive income/(loss)	655				(1)	674		(32)	14	655
Total comprehensive income/(loss) for the period	2,377				(1)	674		(32)	1,674	2,315	62
Transfers							4,830		(4,830)
Employee share plan purchases	(57)		(57)							(57)
Employee share plan redemptions			46	(46)
Share-based payments (net of tax)	58			58						58
Dividends paid	(4,335)			0			(4,253)			(4,253)	(82)
Ending balance at Dec. 31, 2023	$ 35,170	$ 29,001	$ (49)	$ 290	$ 795	$ 88	$ 4,118	$ (30)	$ 186	$ 34,399	$ 771